BMW Vehicle Lease Trust 2011-1

Collection Period Ending:                                    1/31/12
Previous Payment Date:                                     1/20/12
Current Payment Date:                                       2/21/12
Accrued Interest Days (30/360):  30
Accrued Interest Days (act/360):  32

Balances

	Initial	Beginning of Period	End of Period
Aggregate Securitization Value	$1,230,778,011.49	$1,016,791,934.57	$987,180,133.80
Aggregate Discounted ALG Residual Value	$761,773,827.21	$754,906,448.47	$745,103,678.19
Reserve Fund	$6,153,890.06	$6,153,890.06	$6,153,890.06

Notes
Class A-1 Notes	$240,000,000.00	$-	-
Class A-2 Notes	$335,000,000.00	$317,943,827.01	$288,332,026.24
Class A-3 Notes	$360,000,000.00	$360,000,000.00	$360,000,000.00
Class A-4 Notes	$65,000,000.00	$65,000,000.00	$65,000,000.00
	$1,000,000,000.00	$742,943,827.01	$713,332,026.24

Overcollateralization	$230,778,011.49		$273,848,107.56

Current Collection Period

Beginning Securitization Value	$1,016,791,934.57
Principal Reduction Amount	29,611,800.77
Ending Securitization Value	$987,180,133.80

First Priority Principal
Aggregate Outstanding Note Balance (Beginning of Period)	$742,943,827.01
Aggregate Securitization Value (End of Period)	$987,180,133.80
First Priority Principal Distribution Amount	-

Target Note Balance	$713,332,026.24

Target Overcollateralization Amount	$273,848,107.56
Target Overcollateralization Percentage	22.25%

Determination of Available Funds
Collections

Monthly Payments (net of Daily Advance Reimbursements)*	$20,253,020.62
Reallocation Payment	-
Sale Proceeds	1,219,305.06
Termination Proceeds	15,965,785.55
Recovery Proceeds	589,169.17

Total Collections	$38,027,280.40

Advances
Monthly Payment Advance	$1,508,242.01
Sales Proceeds Advance	-
Total Advances	$1,508,242.01
Optional Purchase Price	0.00
Net Investment Earnings on SUBI Collection Account	-
Total Available Funds	$39,535,522.41

Collection Account

Total Available Funds	$39,535,522.41
Withdrawals from SUBI Collection Account
Payment Date Advance Reimbursement	1,445,254.12
Servicing Fees	847,326.61
Note Distribution Account (Interest Due)	563,403.37
Note Distribution Account (First Priority Principal Distribution Amount)	-
Reserve Fund Deposit	-
Note Distribution Account (Regular Principal Distribution Amount)	29,611,800.77
Trustee Fees and Expenses not paid by Servicer	-
Certificate Distribution Account (any remaining payments)	7,067,737.54
Total Distributions from SUBI Collection Account	$39,535,522.41

Servicer Advance Amounts

Beginning Period Unreimbursed Servicer Advance	$1,565,020.92
Current Period Monthly Payment Advance	1,508,242.01
Current Period Sales Proceeds Advance	-
Current Reimbursement of Previous Servicer Advance	1,445,254.12
Ending Period Unreimbursed Previous Servicer Advances	$1,628,008.81

Note Distribution Account

Amount Deposited from the Collection Account	$30,175,204.14
Amount Deposited from the Reserve Fund	-
Amount Paid to Noteholders	$30,175,204.14

Distributions

Priority Principal
Aggregate Outstanding Note Principal	$742,943,827.01

Monthly Principal Distributable Amount	First Priority Principal	Current Payment	Total Payment	Ending Balance	Per $1,000	Note Factor

Class A-1 Notes	-	$-	$-	-	-	-
Class A-2 Notes	-	$29,611,800.77	$29,611,800.77	$288,332,026.24	88	0.86
Class A-3 Notes	-	-	-	$360,000,000.00	-	1.00
Class A-4 Notes	-	-	-	$65,000,000.00	-	1.00
	-	$29,611,800.77	$29,611,800.77	$713,332,026.24

Interest Distributable Amount	Interest Rate	Current Payment	Per $1,000

Class A-1 Notes	0.28895%	$-	0.00
Class A-2 Notes	0.64000%	$169,570.04	0.51
Class A-3 Notes	1.06000%	$318,000.00	0.88
Class A-4 Notes	1.40000%	$75,833.33	1.17
		$563,403.37

Carryover Shortfalls

	Prior Period Carryover	Current Payment	Current Period Carryover

Class A-1 Interest Carryover Shortfall	-	-	-
Class A-2 Interest Carryover Shortfall	-	-	-
Class A-3 Interest Carryover Shortfall	-	-	-
Class A-4 Interest Carryover Shortfall	-	-	-

Reserve Fund

Beginning Period Required Amount	$6,153,890.06
Beginning Period Amount	6,153,890.06
Current Period Deposit	-
Net Investment Earnings	744.59
Reserve Fund Draw Amount	-
Release to Certificateholder	744.59
Ending Period Required Amount	6,153,890.06
Ending Period Amount	$6,153,890.06

Pool Characteristics

	Initial	End of Period
Number of Specified Leases	32,636	30,070
Weighted Average Remaining Term	24.01	14.48
Weighted Average Original Term	35.72	35.72
Weighted Average Seasoning	11.71	21.25

	Units	Securitization

Early Terminations	162	$5,144,764.35
Scheduled Terminations	390	$9,826,869.24

	Beginning	Current Period	Cumulative	Cumulative Percent
Credit Losses	$172,833.68	18,564.30	$191,397.98	0.02%

Residual Value Losses	Beginning	Current Period	Cumulative
Sales and Termination Proceeds	$68,278,789.80	$17,148,516.84	$85,427,306.64
ALG Residual Values	44,251,513.38	13,435,542.69	57,687,056.07
Residual Value Loss / (Gain)	$(24,027,276.42)	$(3,712,974.15)	$(27,740,250.57)

Delinquencies	Units	Securitization Value	Percentage
31-60 Days Delinquent	71	$2,132,601.59	0.22%
61-90 Days Delinquent	15	510,485.23	0.05%
91-120 Days Delinquent	4	137,798.43	0.01%
121 - 150 Days Delinquent	2	84,663.52	0.01%
151 Days or More Delinquent	3	93,125.63	0.01%

Total 30+ Day Delinquent	95	$2,958,674.39	0.30%

* Includes Pull Ahead amounts